Financial Instruments and Related Risk Management - Disclosure of Detailed Information About Price Risk (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Effect of a 10% change in metal prices	$ 2,788
Silver [Member]
Disclosure of detailed information about financial instruments [line items]
Effect of a 10% change in metal prices	2,217
Gold [Member]
Disclosure of detailed information about financial instruments [line items]
Effect of a 10% change in metal prices	571
Metals in dore and concentrates inventory [Member]
Disclosure of detailed information about financial instruments [line items]
Effect of a 10% change in metal prices	2,788
Metals in dore and concentrates inventory [Member] | Silver [Member]
Disclosure of detailed information about financial instruments [line items]
Effect of a 10% change in metal prices	2,217
Metals in dore and concentrates inventory [Member] | Gold [Member]
Disclosure of detailed information about financial instruments [line items]
Effect of a 10% change in metal prices	$ 571